Supplementary Information To The Statements Of Operations And Cash Flows (Schedule Of Cash Paid For Interest And Income Taxes, And Noncash Investing And Financial Activities) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Supplementary Information To The Statements Of Operations And Cash Flows [Abstract]
Interest	¥ 28,636	¥ 28,308	¥ 26,301
Income taxes	76,679	75,872	51,441
Capital leases	6,668	5,777	37,505
Treasury stock transferred under share exchange	¥ 424,010